Leases (Details) - Schedule of future minimum lease payment - Lease Payments [Member]	Jul. 31, 2022 USD ($)
Leases (Details) - Schedule of future minimum lease payment [Line Items]
2023	$ 380,558	[1]
2024	650,734
2025	603,439
2026	431,377
2027	176,771
Total:	2,242,879
Less: amounts representing interest	89,601
Present value of net minimum operating lease payments	$ 2,153,278

[1]	remaining 6 Months